Property, Plant and Equipment, and Fixed Assets - Construction in Process (Narrative) (Details) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 29, 2023	Jul. 28, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Proceeds from the sale of property and equipment					$ 0	$ 6,000,000	$ 6,000,000	$ 127,000
Gain on sale of property and equipment					0	1,351,000	1,466,000	0
Depreciation expense			$ 100,000	$ 300,000	$ 620,000	$ 1,576,000	1,860,000	2,723,000
Fixed assets - construction in process							29,000	$ 951,000
uBriGene
Proceeds from the sale of property and equipment		$ 6,000,000
Sale consideration considered deferred income		$ 300,000
Amended Asset Purchase Agreement | uBriGene
Proceeds from the sale of property and equipment	$ 6,000,000
Gain on sale of property and equipment							1,500,000
Sale consideration considered deferred income							$ 200,000